CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 459,286	$ 432,035
Restricted cash	5,213	21,300
Trade and other receivables, net	96,630	114,184
Due from affiliates	197,059	230,315
Marine operating supplies	28,930	28,220
Other current assets	10,213	19,130
Total current assets	797,331	845,184
Investments in, at equity, and advances to unconsolidated companies	1,335	29,216
Net properties and equipment	803,725	837,520
Deferred drydocking and survey costs	14,372	3,208
Other assets	26,779	31,052
Total assets	1,643,542	1,746,180
Current liabilities:
Accounts payable	30,561	38,497
Accrued expenses	49,312	54,806
Due to affiliates	62,353	99,448
Accrued property and liability losses	2,790	2,585
Current portion of long-term debt	6,290	5,103
Other current liabilities	17,815	19,693
Total current liabilities	169,121	220,132
Long-term debt	438,559	443,057
Accrued property and liability losses	2,651	2,471
Other liabilities and deferred credits	57,685	58,576
Commitments and Contingencies
Equity:
Common stock, value	26	22
Additional paid-in capital	1,064,039	1,059,120
Retained (deficit) earnings	(89,378)	(39,266)
Accumulated other comprehensive loss	(403)	(147)
Total stockholders' equity	974,284	1,019,729
Noncontrolling interests	1,242	2,215
Total equity	975,526	1,021,944
Total liabilities and equity	$ 1,643,542	$ 1,746,180
Predecessor
Current assets:
Cash and cash equivalents			$ 706,404
Trade and other receivables, net			123,262
Due from affiliates			262,652
Marine operating supplies			30,560
Other current assets			18,409
Total current assets			1,141,287
Investments in, at equity, and advances to unconsolidated companies			45,115
Net properties and equipment			2,864,762
Other assets			139,535
Total assets			4,190,699
Current liabilities:
Accounts payable			31,599
Accrued expenses			78,121
Due to affiliates			132,857
Accrued property and liability losses			3,583
Current portion of long-term debt			2,034,124
Other current liabilities			48,429
Total current liabilities			2,328,713
Deferred income taxes			46,013
Accrued property and liability losses			10,209
Other liabilities and deferred credits			154,705
Commitments and Contingencies
Equity:
Common stock, value			4,712
Additional paid-in capital			165,221
Retained (deficit) earnings			1,475,329
Accumulated other comprehensive loss			(10,344)
Total stockholders' equity			1,634,918
Noncontrolling interests			16,141
Total equity			1,651,059
Total liabilities and equity			$ 4,190,699